GOLDSPRING, INC.
P.O. BOX 1118
VIRGINIA CITY, NV 89440

July 17, 2006

Securities and Exchange Commission
Washington, D.C. 20549

Re: Correspondence

To whom it may concern:

Please direct any telephone communication regarding the above filing to our counsel, Jolie Kahn, Esq., at (214) 263-5407. Ms. Kahn’s email address is joliekahnlaw@sbcglobal.net.

I thank you in advance for your assistance in this matter.

Very truly yours,

/s/ Robert T. Faber
Chief Executive Officer